[LOGO OF EATON       Investing                      [PHOTO OF A PEN, A NEWS-
VANCE APPEARS HERE]                                 PAPER AND A CALCULATOR
                     for the                        APPEARS HERE]

                     21st

                     Century



      Annual Report August 31, 1998


[PHOTO OF THE FLAG
OUTSIDE OF THE N.Y.
STOCK EXCHANGE                   EATON VANCE
APPEARS HERE]
                                    GROWTH

                                     FUND






                    Global Management--Global Distribution



[PHOTO OF THE FLOOR OF
THE N.Y. STOCK EXCHANGE
APPEARS HERE]

Eaton Vance Growth Fund as of August 31, 1998

Letter to Shareholders

[PHOTO OF JAMES B. HAWKES APPEARS HERE]
James B. Hawkes,
President

Eaton Vance Growth Fund Class A shares had a total return of 1.5% for the year ended August 31, 1998. That return was the result of a decline in net asset value (NAV) per share from $10.36 on August 31, 1997 to $10.32 on August 31, 1998, and the reinvestment of $0.195 in capital gains distributions./1/

Class B shares had a total return of 0.7% for the year, the result of a decline in NAV from $16.56 to $16.49, and the reinvestment of $0.195 in capital gains distributions./1/

Class C shares had a total return of 0.6% for the year, the result of a decline in NAV from $14.94 to $14.84, and the reinvestment of $0.195 in capital gains distributions./1/

Following a sustained economic boom, market volatility suggests a slowdown on the horizon...

The past fiscal year has witnessed extraordinary volatility in the U.S. equity market. Through much of the period, the market posted a strong advance, with a sound economy and low inflation providing an ideal economic environment. The market received a further boost as U.S. securities became a refuge for global investors.

In mid-July, however, concerns over weakening Asian economies and the potential for a slowdown in the U.S. sent stocks broadly lower. While the economy remained the strongest in the world, companies with exposure to Asia and other weak export markets began to report lower corporate profits. The S&P 500 Index subsequently declined 19% from its peak in mid-July through August 31./2/

There are opportunities for growth in any economic scenario ...

Understandably, the volatility of the past year has been unsettling to some investors. However, we believe that it is important to maintain a long-term view of both the stock market and your own investment goals. Keep in mind that the U.S. economy remains the envy of the world and an ongoing source of entrepreneurship, technological innovation, and opportunities for growth.

At Eaton Vance, we have strengthened our commitment to equity research in the past two years, increasing our resources and adding to our talented team of analysts. Even in these uncertain times, I believe that Eaton Vance Growth Fund is well-positioned to find promising opportunities for growth-minded investors. In the following pages, portfolio manager Thomas E. Faust, Jr., reviews the past year and discusses his outlook for the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             October 9, 1998

--------------------------------------------------------------------------------
Fund Information
as of August 31, 1998

Performance/3/                            Class A        Class B         Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     1.5%           0.7%           0.6%
Five Years                                  12.4            N.A.           N.A.
Ten Years                                   12.7            N.A.           N.A.
Life of Fund+                               10.2           15.5           14.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                    -4.4%          -4.3%          -0.4%
Five Years                                  11.1            N.A.          N.A.
Ten Years                                   12.0            N.A.          N.A.
Life of Fund+                               10.1           15.0           14.7
+ Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94


Ten Largest Equity Holdings/4/
--------------------------------------------------------------------------------
Sofamor Danek Group, Inc.                                                   4.6%
SunAmerica, Inc.                                                            3.6
Pfizer, Inc.                                                                3.4
Warner-Lambert Company                                                      3.3
Waste Management, Inc.                                                      3.2
Albertson's, Inc.                                                           2.8
Central Newspapers, Inc. Class A                                            2.8
Republic Industries, Inc.                                                   2.8
Mutual Risk Management Ltd.                                                 2.7
Sepracor, Inc.                                                              2.6

/1/ These returns do not include the 5.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. /2/ It is not possible to invest directly in an Index. /3/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC./4/ Ten largest holdings accounted for 31.8% of the Portfolio's investments. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Growth Fund as of August 31, 1998

Management Discussion

[PHOTO OF THOMAS E. FAUST, JR. APPEARS HERE]
Thomas E. Faust, Jr.,
Portfolio Manager

An interview with Thomas E. Faust, Jr., vice-president and portfolio manager, Eaton Vance Growth Portfolio.

Q:   Tom, how would you characterize the stock market over the past year?

A: Through much of the year, the market maintained a relentless upward trend, aided by a flight to quality among global investors. Concerned about the Asian economic crisis and increasing political worries elsewhere, investors found refuge in the relative stability of the U.S. dollar and the large-cap segment of the U.S. equity market.

     However, by mid-July, the market had reached quite lofty valuations, levels unsustainable given the slowdown in corporate profits and the deteriorating global economy. As it became increasingly evident that that economic weakness was reaching our shores, the market gave up most of the gains made earlier in the year.

Q: You mentioned the flight to quality in large-cap stocks. What was the significance of that trend?

A: With the massive flow of funds into large-cap stocks, the market rally became increasingly narrow, with large multi-national stocks assuming leadership. Interestingly, during the year ended August 31, the S&P 500 Index, which is dominated by large-cap stocks, rose 8.1%. In contrast, the S&P 400 Midcap Index, which includes many smaller and mid-cap stocks, declined 9.4% during that same period. That shows the narrowness of the recent advance and suggests that, with large-cap stocks rising to valuations unwarranted by the underlying fundamentals, a correction may have been inevitable.

Q:   How have you positioned the Portfolio in recent months?

A: The Portfolio has focused on areas that are less exposed to the economically-sensitive areas of the economy. At August 31, drug stocks, at 12.8% of the Portfolio, constituted the Fund's largest industry weighting, followed by insurance companies, at 12.3%, medical products, at 8.9%, and food and drug retailers, at 6.9%.

Q: Does the possibility of an economic slowdown suggest an opportunity among certain growth stocks?

A: Yes. In a slower economy, investors tend to focus increasingly on the quality of earnings and relative earnings strength. In recent months, many cyclical industries have suffered from excess capacity, a symptom that is likely to worsen if the economy slows further. That could manifest itself in lower earnings. Similarly, companies with exposure to the Asian economy could see significantly lower demand.

--------------------------------------------------------------------------------
Five Largest Industry Positions/1/
-------------------------------------------
By total net assets

------------------------------------------
Drugs                                12.8%
------------------------------------------
-----------------------------------------
Insurance                           12.3%
-----------------------------------------
-------------------------------------
Medical Products                 8.9%
-------------------------------------
---------------------------------
Retail - Food/Drugs          6.9%
---------------------------------
-----------------------------
Publishing               5.0%
-----------------------------

/1/ Because the Fund is actively managed, industry weightings are subject to change.

Eaton Vance Growth Fund as of August 31, 1998

Management Discussion Cont'd


     On the other hand, consumer staples, such as foods and drugs, tend to enjoy fairly stable demand, even in an economic downturn. In addition, some financial stocks, including insurance companies that typically have large fixed-income assets, may respond well to a decline in interest rates.

Q: Let's turn to your largest weighting, drug stocks. What companies did you find attractive in the group?

A: Pfizer, Inc. was the Fund's largest investment in the drug industry. Like other leaders in the industry, Pfizer has continued to generate strong earnings growth, as it has benefited from gains in drug research and a strong reception to new product offerings. The company has several best-sellers, including the anti-depressant, Zoloft, and more recently, its anti-impotence drug, Viagra. Looking ahead, Pfizer has one of the industry's most promising pipelines for new drugs under development. With no major patent expirations coming in the next several years, the company should maintain strong earnings momentum.

     Warner-Lambert Company was another large pharmaceutical investment. Warner has changed its focus in recent years from over-the-counter consumer medications to a stronger emphasis on ethical, or prescription, drugs. The company's Lipitor drug has achieved higher efficacy rates than other drugs in the highly competitive anti-cholesterol field. Lipitor represents the most successful drug launch in history. Another successful new product, Rezulin, has been shown very effective in the treatment of type-II diabetes.

Q:   What did you find compelling about insurance stocks?

A: The insurance industry has enjoyed robust profit growth in recent years, benefiting from cost reductions and rising premiums. In a global economy, businesses are seeking to offset an increasing variety of risks. The insurance industry is offering a wider array of products to help businesses and individuals manage those risks.

     Among the Fund's largest investments in the sector was Mutual Risk Management Ltd. The company posted 29% earnings growth in the second quarter, largely the result of strong growth in its program business. In that segment, Mutual Risk acts as a conduit between specialty insurers and reinsurers and develops alternative insurance programs that allow businesses to tailor risk management to their specific needs.

     General RE Corp. was another large insurance investment. The company is the largest property and casualty reinsurer in the U.S. In June, General RE announced a merger with Berkshire Hathaway, Inc. The combined company will result in excellent business synergies, adding General RE's dominant industry position to Berkshire's powerful portfolio.

Q:   Where have you focused in the medical devices area?

A: Like the drug sector, the medical device industry has benefited from a wave of breakthroughs in research and medical technology. Sofamor Danek Group, Inc. is a good example. As the Fund's largest investment, Sofamor Danek rose 73.8% during the fiscal year on the strength of rapid revenue growth. The company has long been the leading manufacturer of implants used to assist spinal fusion and saw a sharp increase in the past year in the number of instrumented fusion procedures. More recently, Sofamor has made significant strides in image-guided systems used by physicians during surgery.

Eaton Vance Growth Fund as of August 31, 1998

Management Discussion Cont'd


     Another device manufacturer, Boston Scientific Corp., has focused on products used in minimally-invasive medical procedures. The company's products range from vascular intervention devices, such as stents and catheters used to clear blocked coronary arteries, to non-vascular products, such as endoscopes used to diagnose and treat polyps and other ailments. It is believed that minimally invasive medical procedures produce more favorable outcomes for patients, while lowering overall health care costs.

Q:   Tom, what is your outlook for growth stocks in the coming year?

A: The market is currently facing many uncertainties - including lower corporate profits, the ongoing Asian and Latin American problems, and unresolved political issues here at home. Clearly, these uncertainties will not be resolved overnight, and therefore, it's likely that we can expect continued volatility over the near-term.

     However, this period may also present some good opportunities for investors. As I indicated earlier, companies that are able to deliver reliable earnings - and especially those with above-average earnings growth
     - will stand out in a slower economic environment. Moreover, after a prolonged market dominance by large-cap multi-nationals, it may be time for traditional growth stocks to emerge. I believe the Fund remains well-positioned to weather a slower economy and to take advantage of a more selective investment environment.

                           [LINE GRAPH APPEARS HERE]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Growth Fund, Class A vs. the Standard & Poor's 500 Index*

             Date            Fund/NAV   Fund/Off Price          S&P 500
             ----            --------   --------------          -------
          8/31/88             $10,000           $9,426          $10,000
          9/30/88             $10,300           $9,708          $10,491
         10/31/88             $10,464           $9,863          $10,764
         11/30/88             $10,240           $9,652          $10,560
         12/31/88             $10,436           $9,837          $10,811
          1/31/89             $11,193          $10,550          $11,580
          2/28/89             $11,023          $10,390          $11,245
          3/31/89             $11,287          $10,639          $11,576
          4/30/89             $11,830          $11,151          $12,156
          5/31/89             $12,203          $11,502          $12,583
          6/30/89             $12,110          $11,414          $12,596
          7/31/89             $13,010          $12,263          $13,709
          8/31/89             $13,290          $12,527          $13,922
          9/30/89             $13,418          $12,647          $13,943
         10/31/89             $13,253          $12,492          $13,592
         11/30/89             $13,401          $12,632          $13,816
         12/31/89             $13,602          $12,821          $14,226
          1/31/90             $12,672          $11,944          $13,247
          2/28/90             $12,871          $12,132          $13,361
          3/31/90             $13,205          $12,447          $13,796
          4/30/90             $12,838          $12,101          $13,425
          5/31/90             $14,307          $13,485          $14,660
          6/30/90             $14,390          $13,564          $14,660
          7/31/90             $14,123          $13,312          $14,584
          8/31/90             $12,938          $12,195          $13,208
          9/30/90             $12,096          $11,401          $12,655
         10/31/90             $11,706          $11,034          $12,570
         11/30/90             $12,560          $11,838          $13,324
         12/31/90             $12,859          $12,121          $13,783
          1/31/91             $13,366          $12,599          $14,356
          2/28/91             $14,512          $13,678          $15,321
          3/31/91             $14,794          $13,945          $15,778
          4/30/91             $14,813          $13,962          $15,784
          5/31/91             $15,568          $14,674          $16,392
          6/30/91             $14,681          $13,838          $15,744
          7/31/91             $15,530          $14,638          $16,450
          8/31/91             $15,945          $15,030          $16,773
          9/30/91             $15,756          $14,851          $16,585
         10/31/91             $16,420          $15,477          $16,781
         11/30/91             $15,870          $14,959          $16,044
         12/31/91             $17,960          $16,929          $17,965
          1/31/92             $17,820          $16,797          $17,607
          2/28/92             $17,860          $16,835          $17,775
          3/31/92             $17,238          $16,248          $17,513
          4/30/92             $16,997          $16,021          $18,001
          5/31/92             $17,017          $16,040          $18,019
          6/30/92             $16,756          $15,794          $17,846
          7/31/92             $17,278          $16,286          $18,549
          8/31/92             $17,097          $16,116          $18,104
          9/30/92             $17,339          $16,343          $18,409
         10/31/92             $17,540          $16,533          $18,447
         11/30/92             $18,669          $17,597          $19,006
         12/31/92             $18,899          $17,814          $19,331
          1/31/92             $18,785          $17,707          $19,468
          2/28/93             $18,150          $17,108          $19,672
          3/31/93             $18,629          $17,559          $20,173
          4/30/93             $17,398          $16,399          $19,660
          5/31/93             $17,763          $16,743          $20,107
          6/30/93             $17,603          $16,592          $20,269
          7/31/93             $17,307          $16,313          $20,161
          8/31/93             $18,401          $17,344          $20,855
          9/30/93             $18,584          $17,517          $20,790
         10/31/93             $18,744          $17,668          $21,194
         11/30/93             $18,104          $17,064          $20,920
         12/31/93             $18,424          $17,367          $21,271
          1/31/94             $19,272          $18,166          $21,962
          2/28/94             $18,837          $17,755          $21,303
          3/31/94             $17,527          $16,520          $20,471
          4/30/94             $17,619          $16,607          $20,707
          5/31/94             $17,826          $16,802          $20,964
          6/30/94             $17,044          $16,065          $20,559
          7/31/94             $17,711          $16,694          $21,206
          8/31/94             $18,309          $17,257          $22,004
          9/30/94             $17,870          $16,844          $21,564
         10/31/94             $18,263          $17,214          $22,014
         11/30/94             $17,570          $16,561          $21,144
         12/31/94             $17,612          $16,600          $21,560
          1/31/95             $17,713          $16,696          $22,083
          2/28/95             $18,501          $17,439          $22,880
          3/31/95             $19,062          $17,967          $23,653
          4/30/95             $19,164          $18,064          $24,314
          5/31/95             $19,648          $18,520          $25,197
          6/30/95             $20,285          $19,120          $25,903
          7/31/95             $20,871          $19,673          $26,726
          8/31/95             $21,228          $20,009          $26,718
          9/30/95             $21,687          $20,442          $27,955
         10/31/95             $21,305          $20,081          $27,816
         11/30/95             $22,147          $20,875          $28,958
         12/31/95             $22,759          $21,452          $29,633
          1/31/96             $23,341          $22,000          $30,599
          2/28/96             $23,922          $22,549          $30,812
          3/31/96             $24,094          $22,711          $31,221
          4/30/96             $24,783          $23,360          $31,641
          5/31/96             $25,473          $24,010          $32,364
          6/30/96             $25,022          $23,585          $32,619
          7/31/96             $23,538          $22,186          $31,127
          8/31/96             $24,492          $23,086          $31,713
          9/30/96             $25,621          $24,150          $33,620
         10/31/96             $25,701          $24,225          $34,498
         11/30/96             $27,243          $25,678          $37,030
         12/31/96             $26,910          $25,365          $36,419
          1/31/97             $28,816          $27,161          $38,652
          2/28/97             $28,787          $27,134          $38,881
          3/31/97             $27,488          $25,909          $37,402
          4/30/97             $28,931          $27,270          $39,586
          5/31/97             $30,952          $29,175          $41,905
          6/30/97             $32,136          $30,291          $43,917
          7/31/97             $34,504          $32,523          $47,348
          8/31/97             $32,577          $30,706          $44,628
          9/30/97             $34,338          $32,366          $47,201
         10/31/97             $33,677          $31,743          $45,574
         11/30/97             $34,432          $32,455          $47,606
         12/31/97             $34,587          $32,601          $48,552
          1/31/98             $34,779          $32,782          $49,045
          2/28/98             $37,789          $35,619          $52,500
          3/31/98             $39,679          $37,400          $55,310
          4/30/98             $40,703          $38,366          $55,812
          5/31/98             $38,974          $36,736          $54,761
          6/30/98             $39,615          $37,340          $57,131
          7/31/98             $39,006          $36,766          $56,467
          8/31/98             $33,050          $31,152          $48,235


Performance                                     Class A      Class B     Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                          1.5%        0.7%       0.6%
Five Years                                       12.4         N.A.      N.A.
Ten Years                                        12.7         N.A.      N.A.
Life of Fund+                                    10.2        15.5       14.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                         -4.4%       -4.3%      -0.4%
Five Years                                       11.1         N.A.       N.A.
Ten Years                                        12.0         N.A.       N.A.
Life of Fund+                                    10.1        15.0       14.7

+ Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 8/1/52. Past performance is no guarantee of future results. Investment return and principal fluctuate so that shares, when redeemed, may be worth more or less their original cost.

     The performance chart above compares the Fund's total return with that of a broad-based securities market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the S&P 500 Index - a broad-based, widely recognized index of 500 common stocks traded in the U.S. An investment in the Fund's Class B shares on 9/30/94 at net asset value would have grown to $17,884 on August 31, 1998; $17,584 including applicable CDSC. An investment in the Fund's Class C shares on 11/30/94 at net asset value would have grown to $17,020 on August 31, 1998. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

     Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect applicable contingent deferred sales charge (CDSC).

Eaton Vance Growth Fund as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998

Assets
--------------------------------------------------------------------------------------------
Investment in Growth Portfolio, at value
      (identified cost, $159,027,151)                                          $180,257,972
Receivable for Fund shares sold                                                      92,374
Receivable from Distributor                                                           6,500
Prepaid Trustees fees                                                                   289
Deferred organization expenses                                                       17,813
--------------------------------------------------------------------------------------------
Total assets                                                                   $180,374,948
--------------------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                               $    953,502
Other accrued expenses                                                              143,349
--------------------------------------------------------------------------------------------
Total liabilities                                                              $  1,096,851
--------------------------------------------------------------------------------------------
Net Assets                                                                     $179,278,097
--------------------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                                                                $116,784,515
Accumulated undistributed net realized gain from Portfolio (computed on the
      basis of identified cost)                                                  40,683,717
Accumulated undistributed net investment income                                     579,044
Net unrealized appreciation from Portfolio (computed on the basis of
      identified cost)                                                           21,230,821
--------------------------------------------------------------------------------------------
Total                                                                          $179,278,097
--------------------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------------------
Net Assets                                                                     $159,602,256
Shares Outstanding                                                               15,458,221
Net Asset Value and Redemption Price Per Share
      (net assets/shares of beneficial interest outstanding)                   $      10.32
Maximum Offering Price Per Share
      (100/94.25 of $10.32)                                                    $      10.95
--------------------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------------------
Net Assets                                                                     $ 17,359,491
Shares Outstanding                                                                1,052,828
Net Asset Value, Offering Price and Redemption Price Per Share
      (net assets/shares of beneficial interest outstanding)                   $      16.49
--------------------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------------------
Net Assets                                                                     $  2,316,350
Shares Outstanding                                                                  156,097
Net Asset Value, Offering Price and Redemption Price Per Share
      (net assets/shares of beneficial interest outstanding)                   $      14.84
--------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Year Ended
August 31, 1998

Investment Income
--------------------------------------------------------------------------------------------
Dividends allocated from Portfolio
      (net of foreign taxes, $46,887)                                          $  2,286,994
Interest allocated from Portfolio                                                   657,725
Expenses allocated from Portfolio                                                (1,452,524)
--------------------------------------------------------------------------------------------
Net investment income from Portfolio                                           $  1,492,195
--------------------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------------------
Trustees fees and expenses                                                     $      4,222
Distribution and service fees
      Class A                                                                       246,622
      Class B                                                                       170,572
      Class C                                                                        24,129
Transfer and dividend disbursing agent fees                                         281,496
Printing and postage                                                                 51,965
Registration fees                                                                    42,593
Legal and accounting services                                                        29,070
Custodian fee                                                                        29,018
Amortization of organization expenses                                                16,243
Miscellaneous                                                                        13,768
--------------------------------------------------------------------------------------------
Total expenses                                                                 $    909,698
--------------------------------------------------------------------------------------------

Net investment income                                                          $    582,497
--------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
      Investment transactions (identified cost basis)                          $ 43,964,097
      Foreign currency transactions                                                  (1,153)
--------------------------------------------------------------------------------------------
Net realized gain                                                              $ 43,962,944
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
      Investments                                                              $(41,648,702)
      Foreign currency                                                                1,209
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           $(41,647,493)
--------------------------------------------------------------------------------------------

Net realized and unrealized gain                                               $  2,315,451
--------------------------------------------------------------------------------------------

Net increase in net assets from operations                                     $  2,897,948
--------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Growth Fund as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                              Year Ended        Year Ended
in Net Assets                                    August 31, 1998   August 31, 1997
----------------------------------------------------------------------------------
From operations --
      Net investment income                         $    582,497     $    290,760
      Net realized gain                               43,962,944       13,147,791
      Net change in unrealized
           appreciation (depreciation)               (41,647,493)      29,930,524
----------------------------------------------------------------------------------
Net increase in net assets
      from operations                               $  2,897,948     $ 43,369,075
----------------------------------------------------------------------------------
Distributions to shareholders --
      From net investment income
           Class A                                  $         --     $   (290,760)
      In excess of net investment income
           Class A                                            --         (264,761)
      From net realized gain
           Class A                                    (3,085,610)     (13,147,791)
           Class B                                      (167,942)              --
           Class C                                       (26,850)              --
      In excess of net realized gain
           Class A                                            --      (11,492,907)
      From paid-in capital
           Class A                                            --         (599,793)
----------------------------------------------------------------------------------
Total distributions to shareholders                 $ (3,280,402)    $(25,796,012)
----------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
      Proceeds from sale of shares
           Class A                                  $  6,049,463     $  3,859,499
           Class B                                     9,422,514               --
           Class C                                     2,197,911               --
      Issued in reorganization of EV Marathon
           and Classic
           Growth Funds
           Class B                                    12,137,415               --
           Class C                                     2,174,313               --
      Net asset value of shares issued to
           shareholders in payment of
           distributions declared
           Class A                                     2,640,643       21,757,950
           Class B                                       149,425               --
           Class C                                        26,724               --
      Cost of shares redeemed
           Class A                                   (15,100,652)     (15,766,240)
           Class B                                    (3,647,837)              --
           Class C                                    (2,065,475)              --
----------------------------------------------------------------------------------
Net increase in net assets from Fund share
      transactions                                  $ 13,984,444     $  9,851,209
----------------------------------------------------------------------------------

Net increase in net assets                          $ 13,601,990     $ 27,424,272
----------------------------------------------------------------------------------


                                                  Year Ended        Year Ended
Net Assets                                        August 31, 1998   August 31, 1997
----------------------------------------------------------------------------------
At beginning of year                                $ 165,676,107    $ 138,251,835
----------------------------------------------------------------------------------
At end of year                                      $ 179,278,097    $ 165,676,107
----------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
----------------------------------------------------------------------------------
At end of year                                      $     579,044    $      (4,412)
----------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Growth Fund as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                               Year Ended August 31,
                                                 -----------------------------------------------------------------------------------
                                                               1998                    1997        1996        1995         1994
                                                 --------------------------------    -----------------------------------------------
                                                  Class A     Class B     Class C     Class A     Class A     Class A      Class A
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year             $ 10.360     $16.560     $14.940    $  9.240    $  8.330    $  7.960     $  8.070
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     $  0.044     $(0.079)    $(0.079)   $  0.020    $  0.043    $  0.024     $  0.052
Net realized and unrealized gain (loss)             0.111       0.204       0.174       2.845       1.202       1.086       (0.092)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations              $  0.155     $ 0.125     $ 0.095    $  2.865    $  1.245    $  1.110     $ (0.040)
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $    --      $   --      $   --     $ (0.019)   $ (0.035)   $ (0.032)    $ (0.060)
In excess of net investment income                    --          --          --       (0.018)        --       (0.018)         --
From net realized gain                             (0.195)     (0.195)     (0.195)     (0.890)     (0.300)     (0.083)      (0.010)
In excess of net realized gain                        --          --          --       (0.762)        --       (0.607)         --
From paid-in capital                                  --          --          --       (0.056)        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              $ (0.195)    $(0.195)    $(0.195)   $ (1.745)   $ (0.335)   $ (0.740)    $ (0.070)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of year                    $ 10.320     $16.490     $14.840    $ 10.360    $  9.240    $  8.330     $  7.960
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                    1.45%       0.72%       0.60%      33.01%      15.38%      15.95%       (0.75)%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $159,602     $17,359     $ 2,316    $165,676    $138,252    $130,966     $130,269
Ratios (As a percentage of average daily
 net assets)
      Expenses/(2)/                                  1.08%       1.93%       1.94%       1.01%       0.98%       0.98%        0.95%
      Net investment income (loss)                   0.37%      (0.48)%     (0.51)%      0.19%       0.48%       0.42%        0.61%
Portfolio turnover/(3)/                               --          --          --          --          --          --            89%
------------------------------------------------------------------------------------------------------------------------------------


/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
/(3)/Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Growth Fund as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS


1     Significant Accounting Policies
      --------------------------------------------------------------------------
      Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at August 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

      D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

      E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

      F Other -- Investment transactions are accounted for on a trade-date basis.

      G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2     Distributions to Shareholders
      --------------------------------------------------------------------------
      It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net

Eaton Vance Growth Fund as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


      realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3     Shares of Beneficial Interest
      --------------------------------------------------------------------------
      The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in shares of beneficial interest were as follows:


                                                Year Ended       Year Ended
      Class A                                   August 31, 1998  August 31, 1997
      --------------------------------------------------------------------------
      Sales                                             515,707         373,615

      Issued to shareholders electing to
        receive payment of distribution in
        Fund shares                                     249,827       2,219,161

      Redemptions                                    (1,304,816)     (1,553,297)
      --------------------------------------------------------------------------
      Net  increase (decrease)                         (539,282)      1,039,479
      --------------------------------------------------------------------------

                                                                 Year Ended
      Class B                                                    August 31, 1998
      --------------------------------------------------------------------------
      Sales                                                             509,835

      Issued to shareholders electing to receive payment
        of distribution in Fund shares                                    8,806

      Redemptions                                                      (198,569)

      Issued to EV Marathon Growth Fund Shareholders                    732,756
      --------------------------------------------------------------------------
      Net increase                                                    1,052,828
      --------------------------------------------------------------------------

                                                                Year Ended
      Class C                                                   August 31, 1998
      --------------------------------------------------------------------------
      Sales                                                             134,753

      Issued to shareholders electing to receive payment of
        distribution in Fund shares                                       1,750

      Redemptions                                                      (125,975)

      Issued to EV Classic Growth Fund Shareholders                     145,569
      --------------------------------------------------------------------------
      Net increase                                                      156,097
      --------------------------------------------------------------------------

4     Transactions with Affiliates
      --------------------------------------------------------------------------
      Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

5     Distribution and Service Plans
      --------------------------------------------------------------------------
      The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan, the Plans). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $130,824 and $18,097 for Class B and Class C shares respectively to EVD for the year ended August 31, 1998, representing 0.75% of the average daily net assets for Class B and Class C shares. At August 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $341,000 and $297,000 for Class B and Class C shares respectively.

      In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the

Eaton Vance Growth Fund as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


      Fund's average daily net assets attributable to Class A (Service Plan), Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 1998, amounted to $246,622, $39,748, and $6,032 for Class A, Class B, and Class C shares respectively.

6     Contingent Deferred Sales Charge
      --------------------------------------------------------------------------
      A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $22,000 and $3,000 of CDSC paid by shareholders for Class B shares and Class C shares respectively for the year ended August 31, 1998.

7     Investment Transactions
      --------------------------------------------------------------------------
      Increases and decreases in the Fund's investment in the Portfolio aggregated $18,483,169 and $21,817,570 respectively.

8     Transfer of Net Assets
      --------------------------------------------------------------------------
      On September 1, 1997, EV Traditional Growth Fund acquired the net assets of EV Marathon Growth Fund and EV Classic Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 732,756 and 145,569 Class B and Class C shares respectively with an aggregate value of $12,137,415 and $2,174,313, including unrealized appreciation of $2,779,440 and $434,357, and a net asset value per share of $16.56 and $14.94 respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $179,987,835 with a net asset value of $10.36, $16.56 and $14.94 for Class A, Class B and Class C respectively.

9     Name Change
      --------------------------------------------------------------------------
      Effective September 1, 1997, EV Traditional Growth Fund changed its name to Eaton Vance Growth Fund.

Eaton Vance Growth Fund as of August 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Shareholders
of Eaton Vance Growth Fund:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth Fund (the "Fund") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



                                    PricewaterhouseCoopers LLP
                                    Boston, Massachusetts
                                    October 2, 1998

Growth Portfolio as of August 31, 1998
PORTFOLIO OF INVESTMENTS



Common Stocks -- 92.5%


                                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Aerospace and Defense -- 1.2%
-------------------------------------------------------------------------------------------------
General Motors Corp., Class H                                     60,000           $  2,167,500
Is the telecommunications and space subsidiary of
automaker General Motors.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,167,500
-------------------------------------------------------------------------------------------------


Auto and Parts -- 2.0%
-------------------------------------------------------------------------------------------------
Magna International, Inc., Class A                                60,000           $  3,596,250
Based in Canada, Magna International is a
diversified supplier of advanced automotive
systems.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,596,250
-------------------------------------------------------------------------------------------------


Banks - International -- 0.3%
-------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones                            30,000           $    536,250
This specialized multinational bank, based in
Panama City, primarily provides short-term, trade
related financing to stockholder banks from
22 member countries in Latin America and the Caribbean.
-------------------------------------------------------------------------------------------------
                                                                                   $    536,250
-------------------------------------------------------------------------------------------------


Banks - Regional -- 2.0%
-------------------------------------------------------------------------------------------------
Norwest Corp.                                                    120,000           $  3,570,000
Provides community banking through more than
900 branches in a 16 state region.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,570,000
-------------------------------------------------------------------------------------------------


Beverages -- 1.8%
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                    115,000           $  3,184,062
One of the world's two leading soft drink makers.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,184,062
-------------------------------------------------------------------------------------------------


Building Materials -- 0.7%
-------------------------------------------------------------------------------------------------
Fastenal Co.                                                      42,200           $  1,231,713
Owns and operates more than 600 Fastenal stores
and nine distribution centers in 48 states, Puerto
Rico, and Canada that sell products to construction
and manufacturing markets.
-------------------------------------------------------------------------------------------------
                                                                                   $  1,231,713
-------------------------------------------------------------------------------------------------


Chemicals -- 1.0%
-------------------------------------------------------------------------------------------------
Praxair, Inc.                                                     50,000              1,793,750
The largest producer of industrial gases in North and
South America.
-------------------------------------------------------------------------------------------------
                                                                                   $  1,793,750
-------------------------------------------------------------------------------------------------


Distribution Services -- 1.1%
-------------------------------------------------------------------------------------------------
Bergen Brunswig Corp., Class A                                    60,000           $  2,047,500
One of the top 3 pharmaceutical distributors in
the U.S.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,047,500
-------------------------------------------------------------------------------------------------


Drugs -- 11.7%
-------------------------------------------------------------------------------------------------
Elan Corp., PLC ADR/(1)/                                          75,000           $  4,406,250
Develops drug delivery systems designed to improve
and control the absorption and utilization of
pharmaceutical compounds.
Pfizer, Inc.                                                      65,000              6,045,000
A large international ethical pharmaceutical
manufacturer with important positions in hospital
products and animal health.
Sepracor, Inc./(1)/                                              100,000              4,762,500
Develops and markets drugs designed to be
safer, purer, and more effective versions of
existing pharmaceuticals.
Warner-Lambert Co.                                                90,000              5,872,500
Manufactures and markets drugs, health care
products, and confectionery.
-------------------------------------------------------------------------------------------------
                                                                                   $ 21,086,250
-------------------------------------------------------------------------------------------------


Electronics - Semiconductors -- 1.2%
-------------------------------------------------------------------------------------------------
Intel Corp.                                                       30,000           $  2,135,625
A manufacturer of semiconductors and other
microcomputer components which comprise the heart
of the personal computer.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,135,625
-------------------------------------------------------------------------------------------------


Environmental Services -- 3.2%
-------------------------------------------------------------------------------------------------
Waste Management, Inc./(1)/                                      130,000           $  5,736,250
One of the largest integrated waste disposal
companies in the U.S.
-------------------------------------------------------------------------------------------------
                                                                                   $  5,736,250
-------------------------------------------------------------------------------------------------



                       See notes to financial statements

Growth Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Financial - Miscellaneous -- 4.3%
-------------------------------------------------------------------------------------------------
Federal National Mortgage Association                             60,000           $  3,408,750
U.S. Government sponsored mortgage lender and
provider of secondary mortgage market.
MBNA Corp.                                                        93,750              2,203,125
Dominant issuer of MasterCard/Visa credit cards
to affinity groups.
MGIC Investment Corp.                                             50,000              2,075,000
The leading provider of private mortgage
insurance coverage to U.S. banks and other
mortgage suppliers.
-------------------------------------------------------------------------------------------------
                                                                                   $  7,686,875
-------------------------------------------------------------------------------------------------


Foods -- 4.8%
-----------------------------------------------------------------------------------------------
Tyson Foods, Inc.                                                264,600           $  4,332,825
The nation's top poultry processor, Tyson Foods
operates food production and distribution facilities in
22 states and 18 countries.
Unilever, ADR                                                     68,000              4,309,500
One of the world's largest packaged consumer goods companies.
-------------------------------------------------------------------------------------------------
                                                                                   $  8,642,325
-------------------------------------------------------------------------------------------------


Health Services -- 1.4%
-------------------------------------------------------------------------------------------------
Health Care and Retirement/(1)/                                  100,000           $  2,550,000
Provides long-term care, subacute care, and
rehabilitative services in 129 facilities and 50
medical specialty units in 16 states.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,550,000
-------------------------------------------------------------------------------------------------


Information Services -- 5.3%
-------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                   40,000           $  2,550,000
The leading independent computing and payroll
processing services firm in the U.S.
Cambridge Technology Partners, Inc./(1)/                         120,000              3,900,000
Provides management and information technology
consulting, systems integration and software
development services to companies seeking to
shift to client-server networks from older
mainframe computers.
Reynolds & Reynolds, Inc., Class A                               250,000              3,156,250
Produces general business forms and provides
computer software and services.
-------------------------------------------------------------------------------------------------
                                                                                   $  9,606,250
-------------------------------------------------------------------------------------------------


Insurance -- 12.3%
-------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                              90,000           $  3,375,000
Leading underwriter of automotive and homeowners
insurance as well as a life insurance carrier.
General RE Corp.                                                  15,000              3,112,500
Is the parent company of General Reinsurance, the
largest property/casualty reinsurer in the U.S.
and one of the 3 largest in the world.
Mercury General Corp.                                            120,000              4,387,500
Large provider of specialized auto insurance policies.
Mutual Risk Management Ltd.                                      160,000              4,800,000
Provides risk management services to clients
seeking an alternative to traditional commercial
insurance, particularly for workers'
compensation.
SunAmerica, Inc.                                                 105,000              6,503,438
A financial services company specializing in tax
deferred retirement savings plans and investment
products and services.
-------------------------------------------------------------------------------------------------
                                                                                   $ 22,178,438
-------------------------------------------------------------------------------------------------


Investment Services -- 1.8%
-----------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                         100,000           $  3,225,000
Provides investment management and related
services to a family of equity and fixed income
mutual funds.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,225,000
-------------------------------------------------------------------------------------------------


Medical Products -- 8.9%
-------------------------------------------------------------------------------------------------
Baxter International, Inc.                                        60,000           $  3,195,000
Leading U.S. maker and distributor of health
care products used in hospitals and other
medical facilities.
Boston Scientific Corp./(1)/                                      65,000              4,501,250
Medical device manufacturer focusing primarily
on disposable products in less invasive
surgery procedures.
Sofamor Danek Group, Inc./(1)/                                   100,000              8,343,749
The dominant supplier of spinal implant devices
used in surgical treatment of spinal diseases
and deformities.
-------------------------------------------------------------------------------------------------
                                                                                   $ 16,039,999
-------------------------------------------------------------------------------------------------


Metals and Minerals -- 3.0%
-------------------------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.                             100,000           $  1,137,500
Operator of third largest copper mine in the world
with world's largest gold reserves.
J & L Specialty Steel, Inc.                                      190,000                676,875
Manufactures flat rolled stainless steel. The
company's products are used in a variety of
industrial, commercial and consumer products.


                       See notes to financial statements

Growth Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Metals and Minerals (continued)
-------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan/(2)/                                 40,000           $  2,005,000
The global leader of potash production and number
three in phosphates, two of the three components
of fertilizer nutrients.
Steel Dynamics Corp./(1)/                                        150,000              1,668,750
Owns and operates a steel minimill that produces
thin-slab/flat-rolled steel.
-------------------------------------------------------------------------------------------------
                                                                                   $  5,488,125
-------------------------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.7%
-------------------------------------------------------------------------------------------------
Rowan Companies, Inc./(1)/                                       140,000           $  1,295,000
Performs contract drilling of oil and gas wells in
domestic and foreign areas.
-------------------------------------------------------------------------------------------------
                                                                                   $  1,295,000
-------------------------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.3%
-------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                          70,000           $  2,012,500
Leading independent natural gas and crude oil
production company.
Triton Energy, Ltd./(1)/                                         180,000              2,070,000
Independent oil and gas producer with major
developments in Colombia and Thailand.
-------------------------------------------------------------------------------------------------
                                                                                   $  4,082,500
-------------------------------------------------------------------------------------------------

Publishing -- 5.0%
-------------------------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                                 80,000           $  4,960,000
Publishes the Arizona Republic, the Arizona
Business Gazette, the Indianapolis Star, the
Indianapolis News, and community newspapers in
Indiana and Louisiana.
McGraw-Hill Companies, Inc. (The)                                 53,500              4,079,375
Supplies informational products and services for
businesses, education and industry through a
broad range of media.
-------------------------------------------------------------------------------------------------
                                                                                   $  9,039,375
-------------------------------------------------------------------------------------------------

Retail - Food and Drug -- 6.9%
-------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                100,000           $  5,056,250
One of the top four U.S. grocery chains, with
nearly 880 stores.
CVS Corp.                                                        130,000           $  4,728,750
The largest drugstore chain in the Northeast.
Safeway, Inc./(1)/                                                70,000              2,756,250
Is the nation's second-largest food retailer with
over 1,350 stores located in the western regions
of the U.S. and Canada.
-------------------------------------------------------------------------------------------------
                                                                                   $ 12,541,250
-------------------------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 4.4%
Home Depot, Inc. (The)                                            80,000           $  3,080,000
-------------------------------------------------------------------------------------------------
A chain of do-it-yourself warehouse style stores.
Republic Industries, Inc./(1)/                                   280,000              4,952,500
Operates subsidiaries in the automotive retail,
automotive rental, and solid waste services industries.
-------------------------------------------------------------------------------------------------
                                                                                   $  8,032,500
-------------------------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 3.0%
-------------------------------------------------------------------------------------------------
Corning, Inc.                                                     85,000           $  2,093,125
One of the world's leading producers of
fiber-optic cable, a product it invented more than
20 years ago.
Millipore Corp.                                                  150,000              3,253,125
Products use membrane separations technology to
analyze and purify fluids for a variety of high
tech industries.
-------------------------------------------------------------------------------------------------
                                                                                   $  5,346,250
-------------------------------------------------------------------------------------------------

Telephone Utilities -- 2.2%
-------------------------------------------------------------------------------------------------
GTE Corp.                                                         80,000           $  4,000,000
The number three local-access telephone company
in the U.S. behind Bell Atlantic and SBC.
-------------------------------------------------------------------------------------------------
                                                                                   $  4,000,000
-------------------------------------------------------------------------------------------------


Total Common Stocks
  (identified cost $145,608,221)                                                   $166,839,037
-------------------------------------------------------------------------------------------------


                       See notes to financial statements

 Growth Portfolio  as of August 31, 1998

 PORTFOLIO OF INVESTMENTS CONT'D



Commercial Paper -- 7.3%


                                                              Principal
                                                              Amount
                                                              (000's omitted)             Value
----------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.53%, 9/1/98                  $    9,111                  $   9,111,000
General Electric Capital Co., 5.85%, 9/1/98                        3,973                      3,973,000
----------------------------------------------------------------------------------------------------------

Total Commercial Paper
  (amortized cost $13,084,000)                                                            $  13,084,000
----------------------------------------------------------------------------------------------------------

Total Investments -- 99.8%
  (identified cost $158,692,221)                                                          $ 179,923,037
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 0.2%                                                     $     334,955
----------------------------------------------------------------------------------------------------------


Net Assets-- 100%                                                                         $ 180,257,992
----------------------------------------------------------------------------------------------------------


ADR -- American Depositary Receipt
/(1)/ Non-income producing security.
/(2)/ Foreign security.

                       See notes to financial statements

Growth Portfolio  as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
Assets
-----------------------------------------------------------------------------
Investments, at value (identified cost, $158,692,221)         $179,923,037
Cash                                                                 1,498
Receivable for investments sold                                    162,964
Interest and dividends receivable                                  195,730
Tax reclaim receivable                                               1,210
Prepaid Trustees fees                                                1,066
Deferred organization expenses                                       2,934
-----------------------------------------------------------------------------
Total assets                                                  $180,288,439
-----------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------
Other accrued expenses                                        $     30,447
-----------------------------------------------------------------------------
Total liabilities                                             $     30,447
-----------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio     $180,257,992
-----------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $159,027,176
Net unrealized appreciation (computed on the
    basis of identified cost)                                   21,230,816
-----------------------------------------------------------------------------
Total                                                         $180,257,992
-----------------------------------------------------------------------------

Statement of Operations

For the Year Ended
August 31, 1998

Investment Income
-----------------------------------------------------------------------------
Dividends (net of foreign taxes, $46,887)                     $  2,286,994
Interest                                                           657,725
-----------------------------------------------------------------------------
Total investment income                                       $  2,944,719
-----------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                        $  1,280,824
Trustees fees and expenses                                           9,266
Custodian fee                                                       96,379
Legal and accounting services                                       29,496
Amortization of organization expenses                                3,321
Miscellaneous                                                       33,238
-----------------------------------------------------------------------------
Total expenses                                                $  1,452,524
-----------------------------------------------------------------------------


Net investment income                                         $  1,492,195
-----------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)           $ 43,964,102
    Foreign currency transactions                                   (1,153)
-----------------------------------------------------------------------------
Net realized gain                                             $ 43,962,949
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                       $(41,648,706)
    Foreign currency                                                 1,209
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)          $(41,647,497)
-----------------------------------------------------------------------------

Net realized and unrealized gain                              $  2,315,452
-----------------------------------------------------------------------------

Net increase in net assets from operations                    $  3,807,647
-----------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                         Year Ended         Year Ended
in Net Assets                               August 31, 1998    August 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                      $  1,492,195       $    793,297
    Net realized gain                            43,962,949         13,698,858
    Net change in unrealized
        appreciation (depreciation)             (41,647,497)        32,471,499
--------------------------------------------------------------------------------
Net increase in net
    assets from operations                     $  3,807,647       $ 46,963,654
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                              $ 18,483,169       $ 12,015,988
    Withdrawals                                 (21,817,570)       (25,926,786)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                       $ (3,334,401)      $(13,910,798)
--------------------------------------------------------------------------------


Net increase in net assets                     $    473,246       $ 33,052,856
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                           $179,784,746       $146,731,890
--------------------------------------------------------------------------------
At end of year                                 $180,257,992       $179,784,746
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio  as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                              Year Ended August 31,
                                                      ----------------------------------------------------------------------
                                                         1998          1997           1996          1995         1994/(1)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                 0.71%         0.72%          0.72%         0.73%        0.73%/(2)/
Net investment income                                    0.73%         0.48%          0.73%         0.67%        0.66%/(2)/
Portfolio Turnover                                         55%           28%            62%           84%           4%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)              $180,258      $179,785       $146,732      $134,003     $131,536
----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, August 2, 1994, to August 31,
      1994.
/(2)/ Annualized.


                       See notes to financial statements

Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended August 31, 1998, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $1,280,824. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above

Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1998, no significant amounts have been deferred.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchase and sales of investments, other than short- term obligations, aggregated $106,130,769 and $111,402,171, respectively.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1998, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                            $158,692,221
   -----------------------------------------------------------------------------
     Gross unrealized appreciation                             $ 47,828,808
     Gross unrealized depreciation                              (26,597,992)
   -----------------------------------------------------------------------------

     Net unrealized appreciation                               $ 21,230,816
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1998.

Growth Portfolio as of August 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders
of Growth Portfolio:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended, and for the period from the start of business, August 2, 1994, to August 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                          PricewaterhouseCoopers LLP
                          Boston, Massachusetts
                          October 2, 1998

Eaton Vance Growth Fund as of August 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Growth Fund

   Officers                    Independent Trustees

   James B. Hawkes             Donald R. Dwight
   President and Trustee       President, Dwight Partners, Inc.

   M. Dozier Gardner           Samuel L. Hayes, III
   Vice President              Jacob H. Schiff Professor of Investment Banking,
                               Harvard University Graduate School of
   William D. Burt             Business Administration
   Vice President
                               Norton H. Reamer
   Barclay Tittmann            Chairman and Chief Executive Officer,
   Vice President              United Asset Management Corporation

   James L. O'Connor           John L. Thorndike
   Treasurer                   Formerly Director, Fiduciary Company Incorporated

   Alan R. Dynner              Jack L. Treynor
   Secretary                   Investment Adviser and Consultant


Growth Portfolio

   Officers                    Independent Trustees

   James B. Hawkes             Donald R. Dwight
   President and Trustee       President, Dwight Partners, Inc.

   M. Dozier Gardner           Samuel L. Hayes, III
   Vice President              Jacob H. Schiff Professor of Investment Banking,
                               Harvard University Graduate School of
   Thomas E. Faust, Jr.        Business Administration
   Vice President and
   Portfolio Manager           Norton H. Reamer
                               Chairman and Chief Executive Officer,
   James L. O'Connor           United Asset Management Corporation
   Treasurer
                               John L. Thorndike
   Alan R. Dynner              Formerly Director, Fiduciary Company Incorporated
   Secretary
                               Jack L. Treynor
                               Investment Adviser and Consultant

Investment Adviser of Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of Eaton Vance Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Independent Accountants
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109


Eaton Vance Growth Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------